OMB APPROVAL
OMB Number: 3235-0570 Expires: January 31, 2014 Estimated average burden hours per response: 20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05769

Invesco High Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Colin Meadows

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 08/31/13

Item 1. Report to Stockholders.

2	Trust Performance
3	Dividend Reinvestment Plan
4	Schedule of Investments
15	Financial Statements
18	Notes to Financial Statements
24	Financial Highlights
26	Approval of Investment Advisory and Sub-Advisory Contracts
28	Distribution Information
29	Proxy Results

Unless otherwise noted, all data provided by Invesco

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/13 to 8/31/13

Trust at NAV	0.33%
Trust at Market Value	-8.23
Barclays U.S. Corporate High Yield 2% Issuer Cap Index‚	0.84

Market Price Discount to NAV as of 8/31/13	-5.81
Source: ‚Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index comprising US corporate, fixed-rate, noninvestment-grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.

The Trust is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

NYSE Symbol VLT
2 Invesco High Income Trust II

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A. P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

3 Invesco High Income Trust II

Schedule of Investments(a)

August 31, 2013

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–121.34%*
Aerospace & Defense–3.78%
B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	$565,000	$562,262
Bombardier Inc. (Canada), Sr. Unsec. Notes,
5.75%, 03/15/22(b)	405,000	395,888
6.13%, 01/15/23(b)	220,000	216,150
7.75%, 03/15/20(b)	605,000	671,550
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	490,000	461,825
GenCorp Inc., Sr. Sec. Gtd. Notes, 7.13%, 03/15/21(b)	990,000	1,044,450
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	230,000	249,262
Kratos Defense & Security Solutions Inc., Sr. Sec. Gtd. Global Notes, 10.00%, 06/01/17	526,000	570,710
Sequa Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/17(b)	380,000	380,475
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes,
5.50%, 10/15/20	317,000	309,075
Sr. Unsec. Gtd. Sub. Notes,
7.50%, 07/15/21(b)	300,000	316,500
		5,178,147

Airlines–2.52%
Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	215,000	208,550
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	510,572	528,441
British Airways PLC (United Kingdom), Sec. Pass Through Ctfs., 5.63%, 06/20/20(b)	260,000	265,434
Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	479,202	487,888
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	160,277	175,603
Series 2012-3, Class C, Sec. Pass Through Ctfs., 6.13%, 04/29/18	200,000	203,250
UAL Pass Through Trust, Series 2009-2, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	348,131	391,865
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	620,000	627,750

	Principal Amount	Value
Airlines–(continued)
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	$304,906	$300,714
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	74,865	78,749
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	74,946	81,316
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	89,932	94,428
		3,443,988

Alternative Carriers–1.97%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	175,000	192,063
Level 3 Communications Inc., Sr. Unsec. Global Notes,
8.88%, 06/01/19	290,000	309,575
11.88%, 02/01/19	635,000	728,662
Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes,
7.00%, 06/01/20	380,000	384,750
8.13%, 07/01/19	305,000	322,537
8.63%, 07/15/20	332,000	356,070
9.38%, 04/01/19	370,000	405,150
		2,698,807

Apparel Retail–0.64%
L Brands Inc., Sr. Unsec. Gtd. Global Notes,
5.63%, 02/15/22	633,000	636,956
Sr. Unsec. Gtd. Notes,
6.63%, 04/01/21	230,000	244,950
		881,906

Apparel, Accessories & Luxury Goods–1.96%
Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	1,490,000	1,527,250
Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	100,000	107,000
7.63%, 05/15/20	780,000	842,400
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	115,000	107,381
William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	91,000	91,683
		2,675,714

Application Software–0.35%
Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	505,000	483,538

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco High Income Trust II

	Principal Amount	Value
Asset Management & Custody Banks–0.50%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	$685,000	$679,863

Auto Parts & Equipment–1.69%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	790,000	841,350
American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.25%, 03/15/21	315,000	322,087
6.63%, 10/15/22	245,000	251,738
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	200,000	197,000
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 5.63%, 05/31/20(b)	310,000	300,700
Schaeffler AG (Germany), Sr. Sec. Notes, 4.75%, 05/15/21(b)	200,000	189,699
Schaeffler Holding Finance BV (Germany), Sr. Sec. Gtd. PIK Notes, 6.88%, 08/15/18(b)	200,000	209,296
		2,311,870

Automobile Manufacturers–0.45%
Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	560,000	610,400

Broadcasting–1.68%
Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	150,000	149,250
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	360,000	360,900
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	900,000	906,750
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	818,000	822,090
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	65,000	63,903
		2,302,893

Building Products–4.36%
Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	1,288,000	1,281,560
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	1,103,000	1,116,787
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	1,025,000	1,114,688
10.00%, 12/01/18	660,000	726,000
Ply Gem Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.38%, 04/15/17	132,000	139,590
USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	555,000	613,275
Sr. Unsec. Notes, 9.75%, 01/15/18	840,000	972,300
		5,964,200

	Principal Amount	Value
Cable & Satellite–5.19%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	$390,000	$371,475
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/23	675,000	627,750
5.13%, 05/01/20	755,000	734,237
5.88%, 07/15/22	455,000	447,606
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	485,000	512,888
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	150,000	162,000
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22(b)	1,822,000	1,826,555
Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	600,000	619,500
Ono Finance II PLC (Spain), Sr. Unsec. Gtd. Notes, 10.88%, 07/15/19(b)	500,000	517,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	815,000	880,609
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.38%, 04/15/23(b)	400,000	399,000
		7,099,120

Casinos & Gaming–6.16%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	957,000	1,031,167
9.13%, 12/01/18	135,000	147,825
Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 10.00%, 12/15/15	130,000	112,775
Sr. Sec. Gtd. Global Notes, 9.00%, 02/15/20	640,000	617,600
9.00%, 02/15/20	185,000	178,525
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. Global PIK Notes, 10.75%, 01/15/17	618,798	670,622
Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	80,000	41,200
MCE Finance Ltd. (China), Sr. Unsec. Gtd. Notes, 5.00%, 02/15/21(b)	200,000	185,500
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	840,000	856,800
Sr. Unsec. Gtd. Notes,
7.75%, 03/15/22	1,940,000	2,075,800
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	590,000	635,725
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	645,000	688,538
Snoqualmie Entertainment Authority, Sr. Sec. Notes, 9.13%, 02/01/15(b)	625,000	625,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco High Income Trust II

	Principal Amount	Value
Casinos & Gaming–(continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	$400,000	$392,250
7.75%, 08/15/20	150,000	168,000
		8,427,327

Coal & Consumable Fuels–1.44%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	790,000	839,375
Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	638,000	636,405
Sr. Unsec. Gtd. Notes,
6.50%, 09/15/20	500,000	498,750
		1,974,530

Communications Equipment–1.60%
Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	265,000	204,050
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	920,000	842,950
9.00%, 04/01/19(b)	295,000	283,200
ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	810,000	852,525
		2,182,725

Computer & Electronics Retail–0.72%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	935,000	982,919

Computer Storage & Peripherals–1.55%
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	815,000	884,275
Sr. Unsec. Gtd. Notes,
4.75%, 06/01/23(b)	1,335,000	1,234,875
		2,119,150

Construction & Engineering–2.12%
Abengoa Finance S.A.U. (Spain), Sr. Unsec. Gtd. Notes, 8.88%, 11/01/17(b)	350,000	327,520
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	1,025,000	1,083,937
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	1,425,000	1,489,125
		2,900,582

Construction & Farm Machinery & Heavy Trucks–2.22%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	525,000	605,062
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	585,000	586,462
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	520,000	516,100
Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	295,000	328,188

	Principal Amount	Value
Construction & Farm Machinery & Heavy Trucks–(continued)
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	$800,000	$800,000
Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	138,000	139,380
Sr. Unsec. Gtd. Notes,
6.50%, 04/01/20	60,000	62,550
		3,037,742

Construction Materials–1.30%
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 9.50%, 12/14/16(b)	232,000	246,351
Cemex S.A.B de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	200,000	191,741
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	1,220,000	1,338,950
		1,777,042

Consumer Finance–1.45%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	1,172,000	1,324,360
8.00%, 03/15/20	570,000	659,775
		1,984,135

Data Processing & Outsourced Services–3.69%
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	1,145,000	1,228,012
First Data Corp., Sec. Gtd. Notes, 8.25%, 01/15/21(b)	1,950,000	2,003,625
Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	754,000	770,965
Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	225,000	244,688
Sr. Unsec. Gtd. Sub. Global Notes, 11.25%, 03/31/16	358,000	357,105
Sr. Unsec. Gtd. Sub. Notes, 11.75%, 08/15/21(b)	190,000	178,600
WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	290,000	264,625
		5,047,620

Distillers & Vintners–0.66%
CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 8.00%, 04/30/18(c)	357,579	325,053
Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	550,000	581,625
		906,678

Diversified Banks–0.52%
RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(d)	300,000	252,750
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	470,000	452,044
		704,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco High Income Trust II

	Principal Amount	Value
Diversified Chemicals–0.23%
Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	$95,000	$90,250
Ineos Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.13%, 08/15/18(b)	232,000	225,040
		315,290

Diversified Metals & Mining–1.57%
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	370,000	367,225
8.25%, 11/01/19(b)	710,000	756,150
Vedanta Resources PLC (India), Sr. Unsec. Notes, 6.00%, 01/31/19(b)	610,000	552,432
9.50%, 07/18/18(b)	295,000	307,910
Walter Energy Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/21(b)	210,000	166,950
		2,150,667

Electrical Components & Equipment–0.53%
Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	315,000	307,125
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	390,000	415,350
		722,475

Electronic Manufacturing Services–0.60%
Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	775,000	815,688

Environmental & Facilities Services–0.34%
Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 06/01/21	200,000	195,500
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	255,000	276,038
		471,538

Forest Products–0.28%
Boise Cascade Co., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/01/20	260,000	269,750
Sr. Unsec. Gtd. Notes, 6.38%, 11/01/20(b)	105,000	108,937
Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global PIK Notes, 6.00%, 01/30/20(e)	10,400	4,414
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes 6.25%, 10/21/17(b)(f)	60,000	300
		383,401

Gas Utilities–1.79%
AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	790,000	837,400
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	587,000	589,935

	Principal Amount	Value
Gas Utilities–(continued)
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	$538,000	$568,935
Sr. Unsec. Notes, 7.38%, 03/15/20	420,000	448,350
		2,444,620

Gold–0.20%
Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	290,000	278,400

Health Care Equipment–0.93%
Biomet Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 08/01/20	140,000	144,200
Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 10/01/20	445,000	446,112
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	75,000	74,156
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	215,000	217,688
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	370,000	386,650
		1,268,806

Health Care Facilities–2.35%
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	610,000	614,575
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	890,000	923,375
Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	893,000	877,372
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 4.75%, 06/01/20	50,000	47,563
6.25%, 11/01/18	195,000	207,187
Sr. Unsec. Global Notes, 6.75%, 02/01/20	370,000	366,300
8.00%, 08/01/20	170,000	177,225
		3,213,597

Health Care Services–0.37%
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	485,000	510,463

Homebuilding–4.11%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 02/01/23	135,000	136,350
Sr. Unsec. Gtd. Notes, 9.13%, 06/15/18	475,000	501,719
DR Horton Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 02/15/23	335,000	306,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco High Income Trust II

	Principal Amount	Value
Homebuilding–(continued)
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	$565,000	$600,312
Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	790,000	815,675
Sr. Unsec. Gtd. Notes, 7.50%, 05/15/16	170,000	179,988
11.88%, 10/15/15	120,000	136,800
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	580,000	631,475
Sr. Unsec. Gtd. Notes, 4.75%, 11/15/22(b)	140,000	128,975
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	625,000	670,312
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	355,000	383,400
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	467,000	433,726
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	468,000	514,800
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	185,000	188,238
		5,628,295

Hotels, Resorts & Cruise Lines–0.46%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	390,000	382,200
7.25%, 03/15/18	105,000	121,538
7.50%, 10/15/27	120,000	130,200
		633,938

Household Products–0.68%
Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	300,000	290,625
Reynolds Group Holdings Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	255,000	253,725
7.13%, 04/15/19	355,000	379,406
		923,756

Housewares & Specialties–0.23%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	325,000	319,313

Independent Power Producers & Energy Traders–0.84%
AES Corp. (The), Sr. Unsec. Global Notes, 7.38%, 07/01/21	372,000	408,270
Sr. Unsec. Global Notes, 8.00%, 10/15/17	34,000	39,313
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 03/15/23	140,000	139,650
7.63%, 01/15/18	346,000	384,925

	Principal Amount	Value
Independent Power Producers & Energy Traders–(continued)
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	$170,582	$182,736
		1,154,894

Industrial Conglomerates–0.35%
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	470,000	472,937

Industrial Machinery–0.25%
Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	283,000	285,123
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	55,000	57,956
		343,079

Internet Software & Services–1.63%
Bankrate Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/18(b)	150,000	149,625
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	683,000	691,537
Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/23	475,000	454,813
7.00%, 07/15/21	705,000	757,875
VeriSign Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/01/23(b)	185,000	172,744
		2,226,594

Leisure Facilities–0.38%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	310,000	296,050
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	215,000	228,438
		524,488

Marine–0.15%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	200,000	208,500

Movies & Entertainment–2.07%
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 12/15/22	564,000	530,160
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	550,000	569,250
Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	1,050,000	1,097,250
Outerwall Inc., Sr. Unsec. Gtd. Notes, 6.00%, 03/15/19(b)	633,000	634,582
		2,831,242

Multi-Line Insurance–1.28%
American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	200,000	235,545
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	290,000	296,177

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco High Income Trust II

	Principal Amount	Value
Multi-Line Insurance–(continued)
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	$204,000	$232,560
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	869,000	986,315
		1,750,597

Office Services & Supplies–0.09%
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	115,000	123,481

Oil & Gas Drilling–0.86%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	63,000	67,646
Parker Drilling Co., Sr. Unsec. Gtd. Notes, 7.50%, 08/01/20(b)	253,000	251,103
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	815,000	857,787
		1,176,536

Oil & Gas Equipment & Services–2.18%
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	795,000	828,787
Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	1,060,000	1,073,250
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	190,000	184,063
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	808,000	822,140
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	80,000	79,400
		2,987,640

Oil & Gas Exploration & Production–9.28%
Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	430,000	430,000
6.75%, 11/01/20	195,000	200,850
Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	786,000	803,685
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	695,000	705,425
8.25%, 09/01/21	525,000	552,563
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	665,000	723,187
Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	342,000	357,390
6.63%, 08/15/20	105,000	113,006
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	680,000	693,600
Endeavor Energy Resources, L.P./EER Finance, Inc., Sr. Unsec. Notes, 7.00%, 08/15/21(b)	525,000	519,750
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	321,000	322,605

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	$665,000	$655,025
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	1,097,000	1,102,485
Kodiak Oil & Gas Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/01/22(b)	100,000	99,500
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	75,000	79,875
Legacy Reserves L.P./Legacy Reserves Finance Corp., Sr. Unsec. Gtd. Notes, 6.63%, 12/01/21(b)	145,000	139,200
MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.38%, 01/30/23(b)	127,000	127,318
6.50%, 03/15/21(b)	465,000	476,625
Memorial Production Partners L.P./Memorial Production Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/01/21	758,000	735,260
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	220,000	207,900
Sr. Unsec. Notes, 5.38%, 10/01/22	390,000	376,350
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	100,000	98,125
5.75%, 06/01/21	950,000	1,007,000
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	964,000	964,000
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	215,000	227,900
6.50%, 01/01/23	160,000	167,200
6.63%, 02/15/19	430,000	450,425
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	355,000	356,775
		12,693,024

Oil & Gas Refining & Marketing–1.55%
Crosstex Energy L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 06/01/22	415,000	428,487
CVR Refining LLC/Coffeyville Finance Inc., Sec. Gtd. Notes, 6.50%, 11/01/22(b)	1,033,000	999,427
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/20(b)	205,000	205,513
6.13%, 10/15/21(b)	123,000	123,308
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	331,000	368,237
		2,124,972

Oil & Gas Storage & Transportation–4.84%
Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	591,000	608,730
6.13%, 07/15/22	55,000	56,788

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco High Income Trust II

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 08/01/23(b)	$165,000	$155,512
6.63%, 10/01/20(b)	525,000	530,250
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	958,000	965,185
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	630,000	688,275
Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	642,000	640,395
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	240,000	237,000
6.50%, 08/15/21	734,000	784,462
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp. II, Sr. Unsec. Gtd. Notes, 6.50%, 05/15/21(b)	239,000	225,855
Sabine Pass Liquefaction LLC, Sr. Sec. Notes, 5.63%, 02/01/21(b)	320,000	305,600
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	109,000	113,360
6.88%, 02/01/21	860,000	915,900
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	370,000	401,450
		6,628,762

Other Diversified Financial Services–1.50%
Citigroup Inc., Series A, Jr. Unsec. Sub. Global Notes, 5.95%(d)	895,000	856,962
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec. Notes, 7.38%, 04/01/20(b)	810,000	810,000
Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	375,000	386,250
		2,053,212

Packaged Foods & Meats–1.55%
JBS SA (Brazil), Sr. Unsec. Notes, 10.50%, 08/04/16(b)	100,000	109,250
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	755,000	800,300
Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	520,000	557,700
Sun Merger Sub, Inc., Sr. Unsec. Notes, 5.25%, 08/01/18(b)	106,000	106,530
5.88%, 08/01/21(b)	106,000	106,000
Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(b)	425,000	439,875
		2,119,655

Paper Packaging–0.34%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	438,000	465,375

	Principal Amount	Value
Paper Products–0.63%
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	$141,000	$151,928
Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	84,000	80,220
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	630,000	631,575
		863,723

Personal Products–0.14%
First Quality Finance Co. Inc., Sr. Unsec. Notes, 4.63%, 05/15/21(b)	58,000	53,795
Revlon Consumer Products Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	142,000	136,675
		190,470

Pharmaceuticals–1.17%
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.38%, 10/15/20(b)	900,000	918,000
VPII Escrow Corp., Sr. Unsec. Notes, 6.75%, 08/15/18(b)	320,000	339,200
7.50%, 07/15/21(b)	320,000	344,800
		1,602,000

Real Estate Services–0.35%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	445,000	473,925

Regional Banks–2.38%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	155,000	162,574
Regions Bank, Unsec. Sub. Global Notes, 6.45%, 06/26/37	400,000	417,037
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	430,000	461,939
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	335,000	387,763
Unsec. Sub. Global Notes, 5.13%, 06/15/17	1,155,000	1,180,988
Zions Bancorp., Series I, Jr. Unsec. Sub. Notes, 5.80%(d)	730,000	644,225
		3,254,526

Research & Consulting Services–0.47%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	610,000	648,125

Semiconductor Equipment–1.13%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	1,060,000	1,048,075
Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	475,000	501,125
		1,549,200

Semiconductors–1.78%
Freescale Semiconductor Inc., Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	1,245,000	1,297,912
10.75%, 08/01/20	239,000	264,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco High Income Trust II

	Principal Amount	Value
Semiconductors–(continued)
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	$480,000	$482,400
Sr. Unsec. Notes, 5.75%, 03/15/23(b)	400,000	395,000
		2,439,407

Sovereign Debt–0.32%
Slovenia Government International Bond (Slovenia), Sr. Unsec. Bond, 5.85%, 05/10/23(b)	200,000	189,000
Sr. Unsec. Notes, 4.75%, 05/10/18(b)	258,000	250,260
		439,260

Specialized Finance–4.06%
Air Lease Corp., Sr. Unsec. Notes, 5.63%, 04/01/17	1,145,000	1,229,730
Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	70,000	73,325
6.75%, 04/15/17	985,000	1,046,562
7.63%, 04/15/20	770,000	856,625
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	965,000	914,337
Sr. Unsec. Notes, 5.50%, 02/15/19(b)	605,000	623,150
International Lease Finance Corp., Sr. Sec. Gtd. Notes, 7.13%, 09/01/18(b)	360,000	401,175
Sr. Unsec. Global Notes, 4.63%, 04/15/21	145,000	133,763
Sr. Unsec. Notes, 8.25%, 12/15/20	245,000	273,788
		5,552,455

Specialized REIT’s–0.32%
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	405,000	431,325

Specialty Chemicals–1.22%
Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	224,000	222,880
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	340,000	362,950
PolyOne Corp., Sr. Unsec. Notes, 5.25%, 03/15/23(b)	690,000	665,850
7.38%, 09/15/20	60,000	66,450
PQ Corp., Sr. Sec. Notes, 8.75%, 05/01/18(b)	330,000	348,975
		1,667,105

Specialty Stores–0.52%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	655,000	705,763

Steel–1.97%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.75%, 02/25/22	190,000	194,151
Commercial Metals Co., Sr. Unsec. Notes, 4.88%, 05/15/23	90,000	81,000

	Principal Amount	Value
Steel–(continued)
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	$275,000	$264,000
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.13%, 08/15/19	550,000	576,125
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	860,000	896,550
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	420,000	422,100
Sr. Unsec. Notes, 7.00%, 02/01/18	250,000	264,375
		2,698,301

Technology Distributors–0.07%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	90,000	93,375

Tires & Rubber–0.56%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	515,000	538,175
Goodyear Tire & Rubber Co., Sr. Unsec. Gtd. Notes, 6.50%, 03/01/21	220,000	222,750
		760,925

Trading Companies & Distributors–0.22%
United Rentals North America Inc., Sr. Sec. Gtd. Global Notes, 5.75%, 07/15/18	55,000	58,988
Sr. Unsec. Global Notes, 8.25%, 02/01/21	220,000	243,650
		302,638

Trucking–1.22%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	145,000	158,593
9.75%, 03/15/20	160,000	184,200
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/20	40,000	41,100
6.75%, 04/15/19	470,000	503,487
7.38%, 01/15/21	720,000	780,300
		1,667,680

Wireless Telecommunication Services–10.48%
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	1,868,000	2,131,855
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	225,000	239,625
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	855,000	848,587
7.00%, 02/15/20(b)	235,000	238,525
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 06/01/21(b)	680,000	703,800
8.13%, 06/01/23(b)	370,000	388,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco High Income Trust II

	Principal Amount		Value
Wireless Telecommunication Services–(continued)
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.25%, 04/01/21(b)		$760,000	$761,900
6.63%, 11/15/20		885,000	924,825
6.63%, 04/01/23(b)		595,000	593,512
7.88%, 09/01/18		265,000	288,188
SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19		458,000	452,275
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28		1,460,000	1,324,950
6.90%, 05/01/19		940,000	972,900
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22		818,000	766,875
7.00%, 08/15/20		152,000	157,700
11.50%, 11/15/21		165,000	216,975
Sr. Unsec. Gtd. Notes,
7.00%, 03/01/20(b)		445,000	480,600
9.00%, 11/15/18(b)		430,000	505,250
Sr. Unsec. Notes,
8.38%, 08/15/17		30,000	33,900
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec. Loan Participation Notes, 7.75%, 02/02/21(b)		400,000	414,000
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)		1,020,000	1,071,000
Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)		800,000	824,000
			14,339,742
Total U.S. Dollar Denominated Bonds and Notes (Cost $163,917,442)			166,020,870

Non-U.S. Dollar Denominated Bonds & Notes–7.62%(g)
Apparel, Accessories & Luxury Goods–0.46%
Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	300,000	405,401
Takko Luxembourg 2 S.C.A. (Germany), Sr. Sec. Gtd. Notes, 9.88%, 04/15/19(b)	EUR	180,000	225,399
			630,800

Broadcasting–0.68%
Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	390,000	546,350
CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	210,000	298,351
Polish Television Holding B.V. (Poland), Sr. Sec. Notes, 11.25%, 05/15/17(b)(c)	EUR	60,000	83,459
			928,160

	Principal Amount		Value
Cable & Satellite–0.24%
Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	EUR	235,000	$328,667

Casinos & Gaming–1.45%
Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	420,000	280,633
REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	230,000	153,680
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	375,000	621,817
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	545,000	529,064
Spie BondCo 3 SCA (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	270,000	400,098
			1,985,292

Construction Materials–0.40%
Manutencoop Facility Management SpA (Italy), Sr. Sec. Gtd. Notes, 8.50%, 08/01/20(b)	EUR	330,000	413,231
Obrascon Huarte Lain S.A. (Spain), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.63%, 03/15/20(b)	EUR	100,000	139,109
			552,340

Diversified Banks–0.29%
Co-Operative Group Holdings 2011 (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 6.88%, 07/08/20(c)	GBP	265,000	391,164

Electric Utilities–0.27%
Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	230,000	370,688

Food Distributors–0.69%
Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	580,000	941,520

Hotels, Resorts & Cruise Lines–0.24%
Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 7.75%, 06/15/20(b)	EUR	250,000	330,772

Leisure Facilities–0.59%
Cirsa Funding Luxembourg S.A. (Spain), Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	275,000	370,709
REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	325,000	438,110
			808,819

Metal & Glass Containers–0.20%
Greif Luxembourg Finance SCA, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.38%, 07/15/21(b)	EUR	180,000	270,003

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco High Income Trust II

	Principal Amount		Value
Multi-Sector Holdings–0.39%
KM Germany Holdings GmbH (Germany), Sr. Sec. Gtd. Notes, 8.75%, 12/15/20(b)	EUR	265,000	$374,740
Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	100,000	160,781
			535,521

Other Diversified Financial Services–1.19%
AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	160,000	210,399
REGS, Sr. Sec. Euro Notes, 9.50%, 06/01/19(b)	EUR	100,000	131,499
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	405,000	709,220
Numericable Finance & Co. SCA (Luxembourg), REGS, Sr. Sec. Euro Notes, 12.38%, 02/15/19(b)	EUR	105,000	165,481
TVN Finance Corp II AB (Poland), Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	295,000	417,982
			1,634,581

Research & Consulting Services–0.18%
La Financiere Atalian S.A. (France), REGS, Sr. Unsec. Euro Bonds, 7.25%, 01/15/20(b)	EUR	190,000	246,082

Wireless Telecommunication Services–0.35%
Matterhorn Mobile Holdings S.A. (Luxembourg), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.25%, 02/15/20(b)	EUR	165,000	232,931
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	175,000	243,087
			476,018
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $10,716,686)			10,430,427

	Shares
Preferred Stocks–2.90%
Automobile Manufacturers–0.22%
General Motors Co., Series B, $2.38 Conv. Pfd.		6,330	308,018

Consumer Finance–0.54%
Ally Financial, Inc., Series G, 7.00% Pfd.(b)		795	743,921

Diversified Banks–0.71%
Royal Bank of Scotland Group PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.		19,270	442,054
Wells Fargo & Co., 5.85% Pfd.		21,835	527,533
			969,587

	Shares	Value
Industrial REIT’s–0.11%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	6,210	$150,717

Investment Banking & Brokerage–0.28%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	16,950	383,917

Multi-Line Insurance–0.71%
Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.	34,920	971,824

Regional Banks–0.21%
Zions Bancorp., Series H, 5.75% Pfd.	13,000	285,090

Tires & Rubber–0.12%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	2,715	159,371
Total Preferred Stocks (Cost $3,721,988)		3,972,445

	Principal Amount
Senior Secured Floating Rate Interest Loans–1.13%
Health Care Facilities–1.13%
Community Health Systems Inc., 0%, 07/30/14(h)(m)	$510,000	510,000
Community Health Systems Inc., 0%, 07/30/14(h)(m)	538,783	538,783
Tenet Healthcare Corp., 06/24/14(h)	500,217	500,217
Total Senior Secured Floating Rate Interest Loans (Cost $1,549,000)		1,549,000

	Shares
Common Stocks & Other Equity Interests–0.50%
Apparel, Accessories & Luxury Goods–0.00%
HCI Direct, Inc.–Class A(i)	1,000	0

Automobile Manufacturers–0.39%
General Motors Co.(i)(j)	6,663	227,075
General Motors Co.–Wts. expiring 07/10/16(i)(j)	6,057	149,365
General Motors Co.–Wts. expiring 07/10/19(i)(j)	6,057	103,999
Motors Liquidation Co. GUC Trust(i)	1,673	50,441
		530,880

Forest Products–0.00%
Emerald Plantation Holdings Ltd. (Cayman Islands)(e)(i)	9,308	1,396

Paper Products–0.11%
NewPage Holdings Inc. (Acquired 07/21/11–08/29/11; Cost $397,010)(b)(k)	1,840	147,200
Total Common Stocks & Other Equity Interests (Cost $972,233)		679,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco High Income Trust II

	Shares	Value
Money Market Funds–3.16%
Liquid Assets Portfolio– Institutional Class(l)	2,162,407	$2,162,407
Premier Portfolio–Institutional Class(l)	2,162,407	2,162,407
Total Money Market Funds (Cost $4,324,814)		4,324,814
TOTAL INVESTMENTS–136.65% (Cost $185,202,163)		186,977,032
OTHER ASSETS LESS LIABILITIES–(36.65)%		(50,152,475)
NET ASSETS–100.00%		$136,824,557

Investment Abbreviations:

CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
GBP	– British Pound

Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust

Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Wts.	– Warrants

Notes to Schedule of Investments:

*	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $65,834,428, which represented 48.12% of the Trust’s Net Assets.
(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Perpetual bond with no specified maturity date.
(e)	Acquired as part of the Sino-Forest Corp. reorganization.
(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at August 31, 2013 represented less than 1% of the Trust’s Net Assets.
(g)	Foreign denominated security. Principal amount is denominated in currency indicated.
(h)	Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(i)	Non-income producing security.
(j)	Acquired as part of the General Motors reorganization.
(k)	Non-income producing security as part of the NewPage Corp. bankruptcy reorganization.
(l)	The money market fund and the Fund are affiliated by having the same investment adviser.
(m)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.

Portfolio Composition†

By credit quality, based on Total Investments

as of August 31, 2013

A	0.2%
BBB	2.1
BB	37.6
B	42.8
CCC	11.0
CC	0.2
Non-Rated	5.2
Other	0.9

†	Standard and Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select ‘Understanding Ratings’ under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco High Income Trust II

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $180,877,349)	$182,652,218
Investments in affiliated money market funds, at value and cost	4,324,814
Total investments, at value (Cost $185,202,163)	186,977,032
Receivable for:
Investments sold	255,275
Dividends and interest	3,428,706
Principal paydowns	6,864
Investment for trustee deferred compensation and retirement plans	6,698
Other assets	26,058
Total assets	190,700,633

Liabilities:
Payable for:
Investments purchased	2,532,403
Amount due custodian — foreign (Cost $593,800)	588,418
Dividends	30,974
Foreign currency contracts outstanding	11,838
Loan outstanding	50,550,000
Accrued fees to affiliates	10,518
Accrued trustees’ and officers’ fees and benefits	1,732
Accrued other operating expenses	55,719
Trustee deferred compensation and retirement plans	10,084
Accrued interest expense and line of credit fees	84,390
Total liabilities	53,876,076
Net assets applicable to shares outstanding	$136,824,557

Net assets consist of:
Shares of beneficial interest	$158,950,191
Undistributed net investment income	(660,631)
Undistributed net realized gain (loss)	(23,234,271)
Net Unrealized appreciation	1,769,268
$136,824,557

Shares outstanding, no par value, with an unlimited number of shares authorized:
Outstanding	8,118,429
Net asset value per share	$16.85
Market value per share	$15.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco High Income Trust II

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $ 384)	$6,148,139
Dividends	152,758
Dividends from affiliated money market funds	617
Total investment income	6,301,514

Expenses:
Advisory fees	677,300
Administrative services fees	25,205
Custodian fees	9,882
Interest, facilities and maintenance fees	306,203
Transfer agent fees	19,771
Trustees’ and officers’ fees and benefits	7,350
Professional services fees	99,171
Other	65,226
Total expenses	1,210,108
Less: Fees waived	(93,505)
Net expenses	1,116,603
Net investment income	5,184,911

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	3,395,235
Foreign currencies	(3,029)
Foreign currency contracts	230,586
3,622,792
Change in net unrealized appreciation (depreciation) of:
Investment securities	(8,203,167)
Foreign currencies	9,925
Foreign currency contracts	(300,113)
(8,493,355)
Net realized and unrealized gain (loss)	(4,870,563)
Net increase in net assets resulting from operations	$314,348

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco High Income Trust II

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$5,184,911	$8,085,792
Net realized gain	3,622,792	2,446,839
Change in net unrealized appreciation (depreciation)	(8,493,355)	5,294,046
Net increase in net assets resulting from operations	314,348	15,826,677
Distributions to common shareholders from net investment income	(5,650,426)	(8,274,531)
Increase from transactions in common shares of beneficial interest	—	72,853,390
Net increase (decrease) in net assets	(5,336,078)	80,405,536

Net assets:
Beginning of period	142,160,635	61,755,099
End of period (includes undistributed net investment income of $(660,631) and $(195,116), respectively)	$136,824,557	$142,160,635

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco High Income Trust II

Statement of Cash Flows

For the six months ended August 31, 2013

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$314,348

Adjustments to reconcile the change in net assets applicable from operations to net cash provided by operating activities
Purchases of investments	(68,180,917)
Proceeds from sales of investments	70,580,220
Amortization of premium	223,084
Accretion of discount	(96,676)
Decrease in interest receivables and other assets	367,845
Decrease in accrued expenses and other payables	(60,210)
Net realized gain from investment securities	(3,395,235)
Net change in unrealized depreciation on investment securities	8,203,167
Net cash provided by operating activities	7,955,626

Cash provided by (used in) financing activities:
Dividends paid to shareholders from net investment income	(5,654,424)
Increase in payable for amount due custodian	588,418
Net cash provided by (used in) financing activities	(5,066,006)
Net increase in cash and cash equivalents	2,889,620
Cash at beginning of period	1,435,194
Cash at end of period	$4,324,814

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$228,707

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Income Trust II (the “Trust”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide high current income, while seeking to preserve shareholders’ capital, through investment in a professionally managed, diversified portfolio of high-income producing fixed-income securities.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

18                         Invesco High Income Trust II

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Directors. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

19                         Invesco High Income Trust II

G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
I.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Foreign Currency Contracts — The Trust may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Trust may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.70% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least August 31, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 1.10%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on August 31, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2013, the Adviser waived advisory fees of $93,505.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2013, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

20                         Invesco High Income Trust II

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,035,173	$941,562	$0	$8,976,735
Corporate Debt Securities	—	167,130,610	0	167,130,610
Foreign Debt Securities	—	10,869,687	—	10,869,687
	$8,035,173	$178,941,859	$0	$186,977,032
Foreign Currency Contracts*	—	(11,838)	—	(11,838)
Total Investments	$8,035,173	$178,930,021	$0	$186,965,194

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk
Foreign currency contracts(a)	$19,949	$(31,787)

(a)	Value is disclosed as foreign currency contracts outstanding on the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Foreign Currency Contracts*
Realized Gain
Currency risk	$230,586
Change in Unrealized Appreciation (Depreciation)
Currency risk	$(300,113)
Total	$(69,527)

*	The average notional value foreign currency contracts outstanding during the period was $9,439,745.

21                         Invesco High Income Trust II

Open Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/09/13	Morgan Stanley	EUR	4,535,000	USD	6,015,904	$5,995,955	$19,949
12/09/13	RBC Capital Markets Corp.	GBP	1,926,000	USD	2,950,632	2,982,419	(31,787)
Total open foreign currency contracts						$8,978,374	$(11,838)

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Effective with the beginning of the Fund’s fiscal year, the Fund has adopted Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Funds enter into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2013.

Assets:
Counterparty	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received		Net Amount
				Financial Instruments	Cash
Morgan Stanley	$19,949	$(19,949)	$—	$—	$—	$—

Liabilities:
Counterparty	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged		Net Amount
				Financial Instruments	Cash
RBC Capital Markets Corp.	$31,787	$(19,949)	$11,838	$—	$—	$11,838

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust.

During the six months ended August 31, 2013, the Trust paid legal fees of $63,136 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Trust. A trustee of the Trust is Counsel Of Skadden, Arps, Slate, Meagher & Flom LLP.

NOTE 6—Cash Balances and Borrowings

Trust has entered into a $65 million Credit Agreement which will expire on August 29, 2014. This Credit Agreement is secured by the assets on the Trust.

During the six months ended August 31, 2013, the average daily balance of borrowing under the Credit Agreement was $50,550,000 with a weighted interest rate of 0.15%. Expenses under the Credit Agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010.

22                         Invesco High Income Trust II

Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2013 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2015	$3,284,174	$—	$3,284,174
February 29, 2016	15,554,271	—	15,554,271
February 28, 2017	7,729,955	—	7,729,955
	$26,568,400	$—	$26,568,400

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of August 27, 2012, the date of reorganization of Invesco High Yield Investments Fund, Inc. into the Trust, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2013 was $68,981,745 and $70,530,540, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,996,938
Aggregate unrealized (depreciation) of investment securities	(3,602,693)
Net unrealized appreciation of investment securities	$1,394,245

Cost of investments for tax purposes is $185,582,787.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
Beginning shares	8,118,429	3,770,265
Shares issued in connection with acquisitions(a)	—	4,348,164
Ending shares	8,118,429	8,118,429

(a)	As of the opening of business on August 27, 2012 Invesco High Yield Investments Fund, Inc. (the “Target Trust”) merged with and into the Trust pursuant to a plan of reorganization approved by the Trustees of the Trust on November 28, 2011 and by the shareholders of the Target Trust on August 14, 2012. The reorganization was accomplished by a tax-free exchange of 4,348,164 shares of the Trust for 11,653,080 shares outstanding of the Target Trust as of the close of business on August 27, 2012. Each class of the Target Trust was exchanged for common shares of the Trust, based on the relative net asset value of the Target Trust to the net asset value of the Trust on the close of business, August 27, 2012. The Target Trust’s net assets as of the close of business on August 27, 2012 of $72,853,390, including $2,915,525 of unrealized appreciation, were combined with those of the Trust. The net assets of the Trust immediately before the reorganization were $63,153,220 and $136,006,610 immediately after the reorganization.
The pro forma results of operations for the year ended February 28, 2013 assuming the reorganization had been completed on March 1, 2012, the beginning of the annual reporting period are as follows:

Net investment income	$11,196,842
Net realized/unrealized gains	9,049,374
Change in net assets resulting from operations	$20,246,216

The combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Trust that have been included in the Trust’s Statement of Operations since August 27, 2012.
The Board of Trustees have approved share repurchases whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at time of purchase.

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2013:

Declaration Date	Amount per Share	Record Date	Payable Date
09/3/2013	$0.116	09/13/13	09/30/13
10/1/2013	0.116	10/11/13	10/31/13

23                         Invesco High Income Trust II

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 28,	Year ended February 29,	Two months ended February 28,		Years ended December 31,
	2013		2013	2012	2011		2010		2009		2008
Net asset value per common share, beginning of period	$17.51		$16.38	$16.63	$16.16		$15.38		$10.45		$20.40
Net investment income(a)	0.64		1.35	1.37	0.24		1.61		1.83		2.45
Net gains (losses) on securities (both realized and unrealized)	(0.60)		1.17	(0.23)	0.46		0.73		4.93		(9.90)
Distributions paid to preferred shareholders from net investment income			—	—	—		(0.01)		(0.42)		(1.00)
Total from investment operations	0.04		2.52	1.14	0.70		2.33		6.34		(8.45)
Less dividends paid to common shareholders from net investment income	(0.70)		(1.39)	(1.39)	(0.23)		(1.55)		(1.41)		(1.50)
Net asset value per common share, end of period	$16.85		$17.51	$16.38	$16.63		$16.16		$15.38		$10.45
Market value per common share, end of period	$15.88		$18.03	$16.89	$16.52		$16.02		$14.48		$8.90
Total return at net asset value(b)	0.27%		15.74%	7.26%	4.37%		15.55%		—		—
Total return at market value(c)	(8.23)%		15.57%	11.33%	4.59%		21.67%		83.40%		(45.03)%
Net assets applicable to common shares, end of period (000’s omitted)	$136,825		$142,161	$61,755	$62,711		$60,916		$57,997		39,414
Portfolio turnover rate(d)	37%		58%	60%	18%		135%		58%		46%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.57	%(f)	1.67%	2.38%	2.44	%(g)	2.57	%(e)	2.31	% (e)	1.94	%(e)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(h)	1.14	%(f)	1.20%	1.95%	1.71	%(g)	1.74	%(e)
Without fee waivers and/or expense reimbursements	1.70	%(f)	1.83%	2.38%	2.44	%(g)	2.61	%(e)	2.40	%(e)	2.04	%(e)
Ratio of net investment income before preferred share dividends	1.27	%(f)	7.96%	8.69%	8.93	%(g)	10.34%		14.13%		14.65%
Preferred share dividends			—	—	—		(0.03)%		—		—
Ratio of net investment income after preferred share dividends	7.27	%(f)	7.96%	8.69%	8.93	%(g)	10.31%		10.90%		8.65%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	N/A		N/A	N/A	N/A		N/A		$4,400	(i)	$32,400	(i)
Asset coverage per $1,000 unit of senior indebtedness(j)	$3,707		$3,812	$3,628	$3,412
Asset coverage per preferred share(k)	N/A		N/A	N/A	N/A		N/A		$354,600		$55,444
Liquidating preference per preferred share(j)	N/A		N/A	N/A	N/A		N/A		$25,000		$25,000
Total borrowings (000’s omitted)	$50,550		$50,550	$23,500	$26,000		$26,000		$28,000		N/A

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending February 28, 2013, the portfolio turnover calculation excludes the value of securities purchases of $94,353,288 and sold of $25,036,644 in the effort to realign the Trust’s portfolio holdings after the reorganization of Invesco High Yield Investments Fund, Inc. into the Trust.
(e)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(f)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $141,387.
(g)	Annualized.
(h)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(i)	Total shares outstanding for the years ended December 31, 2009 and 2008 were 176 and 1,296, respectively.
(j)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares and the borrowings) from the Trust’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
(k)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing this by preferred shares outstanding.
N/A	= Not applicable

24                         Invesco High Income Trust II

NOTE 12—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

On January 17, 2011, a Consolidated Amended Shareholder Derivative Complaint was filed by common shareholders on behalf of Invesco Advantage Municipal Income Trust II; Invesco Municipal Opportunity Trust; Invesco Municipal Trust; Invesco High Income Trust II; Invesco Senior Income Trust (the “Trusts”) against Van Kampen Asset Management, Morgan Stanley, and certain individuals (collectively, the “Defendants”) in Rotz v. Van Kampen Asset Management. The Plaintiffs alleged that Defendants breached their fiduciary duties to common shareholders by causing the Trusts to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value, which was allegedly higher than market value at the time, and by not having adequate procedures to deal with potential conflicts of interest. The Plaintiffs alleged that the redemptions of the ARPS wasted Trust assets, occurred at the expense of the Trusts and the common shareholders, and were improperly motivated to benefit preferred shareholders and Defendants. Additionally, the Plaintiffs claimed that the ARPS were replaced with less favorable financing. Plaintiffs seek judgment that: 1) orders Defendants to refrain from redeeming any ARPS at their liquidation value using Trusts assets; 2) awards monetary damages against all Defendants, individually, jointly or severally, in favor of the Trusts, for all losses and damages allegedly suffered as a result of the redemptions of ARPS at their liquidation value; 3) grants appropriate equitable relief to remedy the Defendants’ alleged breaches of fiduciary duties; and 4) awards to Plaintiffs the costs and disbursements of the action. On August 10, 2010, the Board of Trustees formed a Special Litigation Committee (“SLC”) to investigate the claims made in the April 2010 demand letters underlying the Complaint with the assistance of independent counsel. After reviewing the findings of the SLC and a vote by Independent Trustees, the Board announced on June 24, 2011, that the Independent Trustees had adopted the SLC recommendation to reject the demands and seek dismissal of the lawsuit. The Trusts filed a motion to dismiss on October 4, 2011, which remains pending. The Trust has accrued $26,382 in expenses relating to these matters during the six months ending August 31, 2013.

Management of Invesco and the Trust believe that the outcome of the proceedings described above will not have a material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

25                         Invesco High Income Trust II

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the “Board”) of Invesco High Income Trust II (the “Fund”) is required under the Investment Company Act of 1940 to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (“Invesco Advisers”) and the Master Intergroup Sub-Advisory Contract (the “sub-advisory contracts”) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”). The Board considers the Fund’s relationship with Invesco Advisers and the Affiliated Sub-Advisers throughout the year and during meetings held on March 4-5, 2013 and May 6-7, 2013, the Board considered matters related to the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts. During a contract renewal meeting held on May 7, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board, acting directly and through its committees, meets throughout the year to review the performance of the Fund. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by

Invesco Advisers and an independent company, Lipper, Inc. (“Lipper”). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Fund reflect the results of years of review and negotiation between the Trustees and Invesco Advisers, as well as with Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.

The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 7, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board also meets throughout the year with the Fund’s portfolio management team, which provides the Board with insight into their management of the Fund and the Fund’s performance. The Board’s review of the qualifications of Invesco Advisers and the portfolio management team to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers (and previously Van Kampen

Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Fund such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, two, three, five and ten calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one and two year periods, the third quintile for the three year period, the fourth quintile for the five year period and the fifth quintile for the ten year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board also noted that the Lipper performance information was

26 Invesco High Income Trust II

presented on a total return basis, and that the Fund’s distribution rate also generally compared favorably to its peers. The Board also considered the additional resources that Invesco Advisers had devoted to further develop its fixed income platform. In light of these considerations, the Board concluded the Fund’s performance was consistent with its investment objective and policies under applicable market conditions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also considered the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations and waivers), including comparisons, as applicable, to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies similar to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.

The Board also compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least August 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver, and the discontinuation of this fee waiver on August 31, 2014, would have on the Fund’s total estimated expenses.

The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that, to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund, like most closed-end funds, does not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the other funds overseen by the Board. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the other funds overseen by the Board. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

27                         Invesco High Income Trust II

Distribution Information

The following table sets forth on a per share basis the distributions that were paid in June and July 2013. Included in the table is a written statement of the sources of the distribution on a generally accepted accounting principles (“GAAP”) basis.

	Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
6/28/2013	$0.0935	$0.0000	$0.0225	$0.1160
7/31/2013	$0.1160	$0.0000	$0.0000	$0.1160

Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. The tax treatment of distributions will be set forth in a Form 1099-DIV for the 2013 calendar year. This information is being provided to comply with certain Securities and Exchange Commission requirements.

28                         Invesco High Income Trust II

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco High Income Trust II (the “Fund”) was held on August 2, 2013. The Meeting was held for the following purpose:

(1)	Elect three Class III Trustees by the holders of Common Shares of the Fund, each of whom will serve for a three-year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(1)	R. Craig Kennedy	6,803,818	439,923	6,589
	Colin D. Meadows	6,803,485	440,257	6,588
	Hugo F. Sonnenschein	6,800,775	442,899	6,656

29                         Invesco High Income Trust II

Correspondence information

Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file numbers: 811-05769                 VK-CE-HINC2-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco High Income Trust II

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 8, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.